STOCKHOLDERS' EQUITY (Common Stock Issued for Exercise of Options and Warrants and Cashless Exercise of Warrants) (Details) (USD $)	1 Months Ended							2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2013	Jan. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Sep. 30, 2010	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Stockholders' Equity [Abstract]
Common shares issued for warrants	210,226			75,000		303,303	180,000	857,379
Proceeds from issuance of shares						$ 379,129							$ 571,700
Exercise price of shares called by warrants				1.25	1.25	1.25	1.25	1.60	1.60		1.60
Exercised		85,000	5,000	30,000	100,000				45,000
Proceeds from exercise of stock options		42,500		30,000	122,000							33,335	75,835	122,000
Exercise price of stock options exercised during period		$ 0.5	$ 0.667	$ 1	$ 1.22
Number of common shares issued from cashless exercise of warrants					73,127
Number of shares callable by warrants					120,000		180,000
The market value of the Company's common stock					$ 3.2
Exercise rescission		45,000		27,422
Loss on warrant repricing		$ 11,919								$ 11,919	$ 70,491	$ 17,753	$ 17,753